CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Products	$ 92,208	$ 89,410	$ 77,212
Services	28,410	22,099	18,956
Total revenues	120,618	111,509	96,168
COST OF REVENUES:
Products	39,784	37,765	31,734
Services	17,221	14,673	13,280
Total cost of revenues	57,005	52,438	45,014
GROSS PROFIT	63,613	59,071	51,154
OPERATING EXPENSES:
Research and Development expenses, net of participation by the Office of the Chief Scientist of $3,490, $1,470 and $1,679, respectively (Note 7a)	29,498	29,578	24,594
Sales and marketing expenses	12,747	11,963	11,998
General and administrative expenses	4,457	5,197	3,978
Total operating expenses	46,702	46,738	40,570
OPERATING PROFIT	16,911	12,333	10,584
FINANCING INCOME, NET	563	693	1,368
INCOME BEFORE INCOME TAXES	17,474	13,026	11,952
INCOME TAXES EXPENSES (BENEFIT)	(1,178)	2,511	124
NET INCOME FOR THE YEAR	$ 18,652	$ 10,515	$ 11,828
Earnings per share:
Basic	$ 0.68	$ 0.39	$ 0.44
Diluted	$ 0.67	$ 0.38	$ 0.43
Shares used in calculation of earnings per share:
Basic	27,447	27,091	26,619
Diluted	27,807	27,373	27,277